Deposits from central banks and credit institutions - Narrative (Details) - TLTRO III - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Deposits [Line Items]
Deposits from central banks at amortised cost due to participation in the refinancing operations program	€ 0	€ 0	€ 11,583
Income (expense) from participation in refinancing operations program	€ 0	€ 158	€ 659